[LOGO] US BANK(R)

INSTITUTIONAL FINANCIAL SERVICES                        CHRISTOPHER O. PETERSEN
U.S. Bank Place, MPFP 2016                              Corporate Counsel
601 Second Avenue South
Minneapolis, MN 55402
Phone: 612-973-0384
Fax: 612-973-0072
E-mail: christopher.petersen@usbank.com


October 4, 2000

Securities and Exchange Commission
Attn: Jane Heinrichs
450 5th Street N.W.                                            VIA EDGAR FILING
                                                               ----------------
Washington, D.C. 20549-0506

         RE:      FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
                  (FILE NOS. 333-93883 AND 811-09765)


Dear Ms. Heinrichs:

         Enclosed please find First American Insurance Portfolios, Inc. ("FAIP") Post-Effective Amendment No. 2, filed under Rule 485(a). This Post-Effective Amendment No. 2 is filed for the sole purpose of requesting delayed effectiveness from October 16, 2000 to December 28, 2000. The comments you provided on FAIP's Post-Effective Amendment No. 1, filed August 1, 2000, will be incorporated into a Rule 485(b) filing preceding the requested December 28, 2000 effective date.

         Please contact me if you have any questions or concerns.

Very truly yours,

/s/ Christopher O. Petersen

Christopher O. Petersen
Corporate Counsel

1933 Act Registration No. 333-93883
                                            1940 Act Registration No. 811-09765

As filed with the Securities and Exchange Commission on October 4, 2000


                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 2 [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 [X]

                                 Amendment No. 2

                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                                 (612) 973-0384

                               AGENT FOR SERVICE:

                             Christopher O. Petersen
                           U.S. Bank Place - MPFP 2016
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                                   COPIES TO:

                              Christopher J. Smith
                           U.S. Bank Place - MPFP 2016
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

It is proposed that this filing become effective on December 28, 2000 pursuant to paragraph (a) of Rule 485. This post-effective amendment is being made to extend the date of effectiveness for a previously filed post-effective amendment (Post-effective Amendment No. 1)

It is proposed that this filing will become effective (check appropriate box)

         [ ]      immediately upon filing pursuant to paragraph (b)
         [ ]      on (date) pursuant to paragraph (b)
         [ ]      60 days after filing pursuant to paragraph (a)(1)
         [ ]      on (date) pursuant to paragraph (a)(1)
         [ ]      75 days after filing pursuant to paragraph (a)(2)
         [X]      on December 28, 2000 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

October 4, 2000

U.S. Securities and Exchange Commission
450 Fifth Street N.W.
Washington D.C. 20549

         RE:      First American Insurance Portfolios, Inc.
                  (File Nos. 333-93883 and 811-09765)

Commissioners:

         Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of Post-Effective Amendment No. 1 to the First American Insurance Portfolios, Inc. ("FAIP") registration statement to December 28, 2000. Post-Effective Amendment No. 1 originally requested an effective date of October 16, 2000. The contents of the Post-Effective Amendment No. 1, which we filed pursuant to Rule 485(a) on August 1, 2000, are hereby incorporated into this filing. Securities and Exchange Commission comments received on Post-Effective Amendment No. 1 will be incorporated into a Rule 485(b) filing for FAIP before going effective on the December 28, 2000.

         Please contact me at (612) 973-0384 if you have any questions concerning this amendment or the requested effective date. Thank you.

Very truly yours,

/s/ Christopher O. Petersen

Christopher O. Petersen
Corporate Counsel

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under the Securities Act of 1933, as amended, and has duly caused this Registration Statement File Nos. 333-93883 and 811-09765, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota on the 4th day of October 2000.

                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

ATTEST:  /s/ Jeff Wilson                    By:  /s/ Christopher J. Smith
         ----------------------                  ------------------------------
         Jeff Wilson                             Christopher J. Smith
         Senior Vice President                   Secreatary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

     SIGNATURE                           TITLE                  DATE
     ---------                           -----                  ----

/s/ Jeff Wilson                    Senior Vice President         **
------------------------------
Jeff Wilson
     *                                  Director                 **
------------------------------
John M. Murphy, Jr.
     *                                  Director                 **
------------------------------
Robert J. Dayton
     *                                  Director                 **
------------------------------
Andrew M. Hunter III
     *                                  Director                 **
------------------------------
Leonard W. Kedrowski
     *                                  Director                 **
------------------------------
Robert L. Spies
     *                                  Director                 **
------------------------------
Joseph D. Strauss
     *                                  Director                 **
------------------------------
Virginia L. Stringer
     *                                  Director                 **
------------------------------
Roger A. Gibson
* By: /s/ Christopher J. Smith
      ------------------------
      Christopher J. Smith
      Attorney-in-Fact

** October 4, 2000